Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB

Logistics expenses accruals	157,777	102,717
Advances from customers	25,148	18,388
Outsourced labor cost payable	31,987	47,154
Salary and welfare payable	46,362	77,172
Professional fee accruals	6,117	7,461
Marketing expenses accruals	16,363	42,689
Other tax payable	12,425	8,189
Receipt on behalf of merchants on Maikefeng marketplace (1)	1,951	-
Sales return accrual	2,934	3,733
Others	13,806	15,165

Accrued expenses and other current liabilities	314,870	322,668

(1) Receipt on behalf of merchants on Maikefeng marketplace represents amount received from end customers on behalf of and payable to merchants on Maikefeng marketplace.